RISK MANAGEMENT - Modified Financial Assets - Restructured loans (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Restructured loans	$ 7,153,145	$ 4,391,171
Local
Disclosure of financial assets [line items]
Restructured loans	2,345,417	2,611,573
Foreign
Disclosure of financial assets [line items]
Restructured loans	$ 4,807,728	$ 1,779,598